DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS:
Cash and cash equivalents	$ 86,308,578	$ 62,334,922	$ 57,071,006	$ 15,602,804
Mortgage-backed securities - HTM	4,537,359	6,096,227
Accrued interest receivable	3,151,197	3,888,611
LIABILITIES:
Borrowed money	78,000,000	89,000,000
Accrued interest payable	469,909	695,111
Estimated Fair Value, Level 1
ASSETS:
Cash and cash equivalents	86,309,000	62,335,000
Accrued interest receivable	3,151,000	3,889,000
Estimated Fair Value, Level 2
ASSETS:
Debt and mortgage-backed securities - AFS	38,917,000	21,921,000
Capital stock of FHLB	4,777,000	5,559,000
Mortgage-backed securities - HTM	4,537,000	6,096,000
Mortgage loans held for sale	72,481,000	185,641,000
LIABILITIES:
Borrowed money	115,254,000	112,845,000
Subordinated debentures	19,583,000	19,583,000
Accrued interest payable	470,000	695,000
Estimated Fair Value, Level 2 | Deposit transaction accounts
LIABILITIES:
Deposits	652,167,000	636,368,000
Estimated Fair Value, Level 2 | Certificate of deposits
LIABILITIES:
Deposits	359,917,000	446,529,000
Estimated Fair Value, Level 2 | Interest-rate swap
ASSETS:
Derivative assets	843,000	1,360,000
LIABILITIES:
Derivative liabilities	843,000	1,360,000
Estimated Fair Value, Level 3
ASSETS:
Loans receivable	1,001,898,000	1,024,992,000
Carrying Value
ASSETS:
Cash and cash equivalents	86,309,000	62,335,000
Debt and mortgage-backed securities - AFS	38,917,000	21,921,000
Capital stock of FHLB	4,777,000	5,559,000
Mortgage-backed securities - HTM	4,294,000	5,657,000
Mortgage loans held for sale	70,473,000	180,575,000
Loans receivable	988,668,000	975,728,000
Accrued interest receivable	3,151,000	3,889,000
LIABILITIES:
Borrowed money	113,483,000	109,981,000
Subordinated debentures	19,589,000	19,589,000
Accrued interest payable	470,000	695,000
Carrying Value | Deposit transaction accounts
LIABILITIES:
Deposits	652,167,000	636,368,000
Carrying Value | Certificate of deposits
LIABILITIES:
Deposits	358,645,000	445,331,000
Carrying Value | Interest-rate swap
ASSETS:
Derivative assets	843,000	1,360,000
LIABILITIES:
Derivative liabilities	$ 843,000	$ 1,360,000